Note 24 - Recent Events	12 Months Ended
Dec. 31, 2012
Recent Event [Abstract]
Recent Event [Text Block]

24.           Recent Events

On October 29, 2012, Hurricane Sandy caused destruction along the East Coast, including in New Jersey, and resulted in, among other things, severe property damage and the closure of many businesses and financial markets.  The financial impact to the Company was minimal as its mortgage loan customers in the areas affected by Hurricane Sandy did not sustain severe damage to their real properties and the Company experienced no loan delinquencies specifically related to Hurricane Sandy.